Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	46,241,230	27,112,263	21,548,456
Common stock, shares outstanding	46,241,230	27,112,263	21,548,456
Notes payable debt discount		$ 55,982
Notes payable, discount, non current		67,726
Debt discount, debenture, non current	$ 1,227,700
Convertible Debentures Debt Discount	$ 29,384	$ 76,492